Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net (loss) income	$ (95,821)	$ 317,716	$ 241,553
Unrealized gain on qualifying cash flow hedging instruments, net of tax	21,670	6,555	83,563
Other comprehensive income (loss):
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, after Tax	761	1,242	2,453
Amounts reclassified from accumulated other comprehensive income, net of tax
Other comprehensive income (loss)	4,964	(8,798)	94,416
Comprehensive (loss) income	(90,857)	308,918	335,969
Non-controlling interest in comprehensive (loss) income	(27,487)	13,546	18,197
Preferred unitholders' interest in comprehensive (loss) income	25,117	24,941	25,606
Common unitholder's / General and limited partners' interest in comprehensive (loss) income			292,166
Common unitholder's / General and limited partners' interest in comprehensive (loss) income	(88,487)	270,431
Interest Expense
Other comprehensive income (loss):
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, after Tax	761	1,242	2,453
To equity income
Other comprehensive income (loss):
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, after Tax	$ (17,467)	$ (16,595)	$ 8,400